Warrants and Derivative Liabilities (Details 6) - Pricing Model - Emerald Convertible Promissory Note - conversion liability	Jan. 19, 2018	Jan. 19, 2018 $ / shares	Jan. 19, 2018 USD_per_warrants	Jan. 19, 2018 Percent	Dec. 28, 2017	Dec. 28, 2017 $ / shares	Dec. 28, 2017 USD_per_warrants	Dec. 28, 2017 Percent
Class of Warrant or Right [Line Items]
Underlying common stock price		$ 0.19				$ 0.15
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			0.00	0			0.00	0
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			70.00	70			70.00	70
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			1.29	1.29			1.39	1.39
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term	1 day				3 months